Commitments and Contingent Liabilities (Details)	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)
Notes to Financial Statements
Outstanding contractual commitments relating to acquisition or construction of property, plant and equipment and other assets	$ 395,072,000	¥ 32,791,000,000
Amount Ricoh is contingently liable for certain guarantees	867,000	72,000,000
Operating leases, rent expense	562,867,000	46,718,000,000	52,350,000,000	54,347,000,000
Minimum payments required, 2012		21,363,000,000
Minimum payments required, 2013		18,163,000,000
Minimum payments required, 2014		14,504,000,000
Minimum payments required, 2015		9,725,000,000
Minimum payments required, 2016		5,537,000,000
Minimum payments required, 2017 and thereafter		7,515,000,000
Total		¥ 76,807,000,000